Composition of The Company (Tables)	12 Months Ended
Sep. 30, 2025
Disclosure of subsidiaries [abstract]
Summary of the Material Subsidiaries

Name of subsidiary	Registered in
Birkenstock Canada Ltd.	Canada
Birkenstock Components GmbH	Germany
Birkenstock Cosmetics GmbH	Germany
Birkenstock Digital GmbH	Germany
Birkenstock Europe GmbH	Germany
Birkenstock Financing S.à r.l.	Luxembourg
Birkenstock France SAS	France
Birkenstock Global Sales GmbH	Germany
Birkenstock Group B.V. & Co. KG	Germany
Birkenstock IP GmbH	Germany
Birkenstock India Private Ltd.	India
Birkenstock Injections GmbH	Germany
Birkenstock Japan Limited	Japan
Birkenstock Logistics GmbH	Germany
Birkenstock MEA FZ LLC	UAE
Birkenstock Netherlands B.V.	Netherlands
Birkenstock Nordic ApS	Demark
Birkenstock Real Estate GmbH	Germany
Birkenstock Product GmbH	Germany
Birkenstock Productions Hessen GmbH	Germany
Birkenstock Productions Rheinland-Pfalz GmbH	Germany
Birkenstock Productions Sachsen GmbH	Germany
Birkenstock Spain S.L.U.	Spain
Birkenstock Trading (Shanghai) Co. Ltd.	China
Birkenstock UK Ltd.	United Kingdom
Birkenstock US BidCo Inc.	USA
Birkenstock USA LP	USA
S&CC Portugal Unipessoal, Lda.	Portugal
Birkenstock Korea Ltd.	South Korea